Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
Schedule of non-cancelable purchase commitments and commitments under other agreements

Purchase commitments	Years ended December 31,
(Thousands of dollars)	2012	2013	2014	2015	2016	Thereafter
Hog procurement contracts	$166,904	$118,934	$112,769	$109,784	$90,300	$73,580
Grain and feed ingredients	149,053	910	–	–	–	–
Grain purchase contracts for resale	409,011	–	–	–	–	–
Construction of new power barge	18,071	–	–	–	–	–
Fuel purchase contract	37,020	–	–	–	–	–
Equipment purchases and facility improvements	18,537	–	–	–	–	–
Other purchase commitments	28,538	2,597	71	35	34	161
Total firm purchase commitments	827,134	122,441	112,840	109,819	90,334	73,741
Vessel, time and voyage-charter
Arrangements	101,087	48,093	28,262	26,098	18,849	98,961
Contract grower finishing agreements	11,673	10,470	9,295	8,713	9,019	16,919
Other operating lease payments	17,920	15,370	13,893	13,345	13,215	187,766
Total unrecognized firm commitments	$957,814	$196,374	$164,290	$157,975	$131,417	$377,387